Expense Example, No Redemption {- Fidelity Asset Manager 50%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 50%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 50%: Class A
Expense Example, No Redemption:
1 Year	$ 666
3 Years	860
5 Years	1,070
10 Years	1,674
Fidelity Advisor Asset Manager 50%: Class M
Expense Example, No Redemption:
1 Year	467
3 Years	715
5 Years	981
10 Years	1,743
Fidelity Advisor Asset Manager 50%: Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	2,009
Fidelity Advisor Asset Manager 50%: Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Asset Manager 50%: Class Z
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714